Share of Associates and Joint Ventures' Profit (Loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of associates [line items]
Net interest received (paid)	$ 9	$ 8	$ 15
Profit (loss) before taxation	86	(153)	(63)
Taxation	(43)	(12)	(108)
Profit (loss) after taxation	43	(165)	(171)
Share of associates and joint ventures' profit (loss)	40	(9)	22
Associates
Disclosure of associates [line items]
Net impairment reversal of investments in associates	8	3	13
Joint ventures
Disclosure of associates [line items]
Net impairment reversal of investments in joint ventures	2	0	2
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	286	216	453
Operating costs, special items and other expenses	(259)	(248)	(470)
Net interest received (paid)	4	0	1
Profit (loss) before taxation	31	(32)	(16)
Taxation	(1)	20	23
Profit (loss) after taxation	30	(12)	7
Share of associates and joint ventures' profit (loss)	$ 40	$ (9)	$ 22